UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21031

ACP Strategic Opportunities Fund II, LLC
(Exact name of registrant as specified in charter)

880 Third Ave., 3rd Floor
New York, NY 10022

(Address of principal executive offices) (Zip code)

Gary E. Shugrue
C/O Barlow Partners Inc.
880 Third Ave., 3rd Floor
New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 688-4180

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ACP Strategic Opportunities Fund II, LLC

Financial Statements as of and for the Year Ended December 31, 2014

and Report of Independent Registered Public Accounting Firm

ACP Strategic Opportunities Fund II, LLC

2014 Review

Strategy Objective

The ACP Strategic Opportunities Fund II, LLC (“the Master Fund”) seeks capital appreciation through investments focused in long/short equity hedge funds. The main objective is to generate long-term absolute returns similar to those of stocks, but with significantly less volatility. In general, the Master Fund will maintain a net positive exposure to equity markets, though that exposure will vary based on tactical decisions and underlying manager objectives. The Master Fund seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

Performance Review

During the fourth quarter of 2014, the ACP Strategic Opportunities Fund II, LLC lost -1.18% net of fees. This compares to a quarterly gain in the S&P 500 of 4.93% and a gain in the Russell 2000 of 9.73%. For the full year the Master Fund lost -5.23% compared to advances in the S&P 500 of 13.69% and a gain of 4.89% in the Russell 2000.

Eight of our fourteen managers were profitable during the fourth quarter, with returns ranging from -8.75% to +8.66%. For the full year eight of our managers, held at year-end, were profitable with returns ranging from -15.61 to +16.91. Our worst manager cost the fund -1.18% in performance, while the best added 0.75%.

Overall 2014 was a disappointing year for our strategy. Active managers in general had a difficult time as passive index investing ruled the day. While we think this type of outperformance by passive investments is unsustainable it clearly was the trade last year.

Announcement

On December 19th, 2014 the Board of Directors of the ACP Funds approved a required redemption and repurchase of all of the outstanding membership units of the funds. The fund structure remains in place temporarily as we are exploring the possibility of reopening the fund under different terms.

The Board, with the consent of management, made this decision as they felt it was in the best interest of shareholders. The landscape for the delivery of alternative investments such as ACP is changing rapidly. As such, the likelihood of raising significant assets under the fund’s current structure is low. While we are still big believers in the role of the long/short equity strategy as part of an overall asset allocation, the manner in which it is offered to investors is changing.

We appreciate your support. Since our launch in April of 2002 we have tried to meet our original goals of protecting capital and delivering attractive risk-adjusted returns. We also wanted to give you an investment that helped diversify some of the risks from the more traditional investments in your portfolio. During the last few years those risks have not been present but may return in the future.

Please let us know if you have any questions.

Sincerely,

Gary E. Shugrue

President and Chief Investment Officer

Ascendant Capital Partners, LP

Performance shown for the previously mentioned strategy is net of all expenses charged to shareholders. Performance numbers for the indices shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the strategy set forth herein, including discussions regarding performance and Ascendant’s investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the strategy. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results and investors may suffer losses in connection with an investment in the strategy.

The ACP Strategic Opportunities Strategy is available only to investors who are “accredited investors” under Regulation D promulgated by the SEC under the Securities Act of 1933. Each investor must also have a net worth of $2 million or more, subject to certain exceptions. Each investor must have such knowledge and experience in financial and business matters that such investor is capable of evaluating the merits and risks of this investment and must be able to bear the economic risks of this investment. Not FDIC Insured - NO Bank Guarantee - May Lose Value

The indices illustrated herein are unmanaged indices. You cannot invest in an index. Index returns do not reflect the impact of any management fees, transaction costs or expenses. The index information seen here is for illustrative purposes only, and is not reflective of the performance of Ascendant Capital Partner Funds. The S&P 500 Index is an unmanaged index composed of U.S. Large Cap Stocks with a market capitalization of $3 billion or more. The Russell 2000 Index is composed of U.S. Small Cap Stocks. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000 includes the smallest 2000 securities in the Russell 3000. This index is comprised of all L/S equity hedge funds. The HFRX Indices are a series of benchmarks of hedge fund industry performance which are engineered to achieve representative performance of a larger universe of hedge fund strategies.

Standard Deviation measures the dispersal or uncertainty in a random variable (in this case, monthly investment returns).  It measures the degree of variation of returns around the mean (average) return.  The higher the volatility of the investment returns, the higher the standard deviation will be.  For this reason, standard deviation is often used as a measure of investment risk.

Sharpe Ratio is a return/risk measure.  Return (numerator) is defined as the incremental average return of an investment over the risk free rate.  Risk (denominator) is defined as the standard deviation of the investment returns.  Beta is the slope of the regression line. Beta measures the risk of a particular investment relative to the market as a whole (the “market” can be any index or investment you specify).  It describes the sensitivity of the investment to broad market movements.  For example, in equities, the stock market (the independent variable) is assigned a beta of 1.0.  An investment which has a beta of .5 will tend to participate in broad market moves, but only half as much as the market overall.

Risk Factors

•	Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
•	Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
•	Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

Funds that invest in hedge funds, such as those managed by Ascendant, present additional considerations for investors:

•	These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
•	Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
•	The fund of funds structure adds additional fees and expenses, which can materially impact an investor’s returns.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Members of
ACP Strategic Opportunities Fund II, LLC

We have audited the accompanying statement of assets, liabilities and members’ capital of ACP Strategic Opportunities Fund II, LLC (the "Master Fund") as of December 31, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the Master Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ACP Strategic Opportunities Fund II, LLC as of December 31, 2014, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, at the December 31, 2014 Board of Directors meeting, the Board of Directors, including the independent Directors/Trustees, determined it was in the best interest of members to require all outstanding units to be redeemed and repurchased by the Master Fund. In accordance with the Master Fund’s confidential private placement memorandum, management decided to voluntarily liquidate the Master Fund.

/s/ DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
February 27, 2015

1

ACP Strategic Opportunities Fund II, LLC

Statement of Assets, Liabilities and Members' Capital
December 31, 2014

Assets:
Investments in short-term investments, at fair value	$2,047,136
Federated Treasury Obligations Fund 0.01% * (cost, $2,047,136)
Receivables:
Redemption from underlying funds	34,376,316
Due from affiliates	1,900
Dividends	18

Total assets	36,425,370

Liabilities:
Withdrawals payable	36,206,577
Accrued expenses:
Professional fees	131,340
Board of Directors' and officer's fees	24,000
Accounting and administration fees	14,581
Custody fees	1,892
Other accrued expenses	46,980

Total liabilities	36,425,370

Members' capital	$—

Members' capital
Represented by:
Paid in Capital	$—
Accumulated net investment loss	(8,798,920)
Accumulated net realized gain on investments**	8,798,920
Net unrealized appreciation on investments	—

Members' capital	$—

Units Outstanding (100,000,000 units authorized)	—

* - The rate shown is the annualized 7-day yield as of December 31, 2014.
** - Includes the excess of capital withdrawals over proceeds from capital contributions.

The accompanying notes are an integral part of these financial statements.

2

ACP Strategic Opportunities Fund II, LLC

Statement of Operations
Year ended December 31, 2014

Investment Income
Dividends	$339

Total investment income	339

Expenses
Investment management fees	522,511
Board of Directors' and officer's fees	154,000
Professional fees	151,092
Research fees	79,150
Accounting and administration fees	71,815
Insurance expense	61,034
Custody fees	8,129
Other expenses	28,687

Total expenses	1,076,418

Net investment loss	(1,076,079)

Realized and unrealized gains (losses) from investments
Net realized gains from investments in underlying funds (See Note 2)	9,970,696
Net decrease in unrealized appreciation on investments in underlying funds	(11,014,992)

Net realized and unrealized gains (losses) from investments	(1,044,296)

Net decrease in members' capital resulting from operations	$(2,120,375)

The accompanying notes are an integral part of these financial statements.

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ACP Strategic Opportunities Fund II, LLC

Statements of Changes in Members' Capital

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Members' capital - beginning of year	$45,149,131	$73,746,165
Capital contributions	5,408,000	4,054,473
Capital withdrawals	(48,436,756)	(39,695,030)
Net investment loss	(1,076,079)	(1,161,736)
Net realized gains from investments in underlying funds (See Note 2)	9,970,696	2,081,575
Net increase (decrease) in unrealized appreciation on investments in underlying funds	(11,014,992)	6,123,684

Members' capital - end of year	$—	$45,149,131

Accumulated Net Investment Loss	$(8,798,920)	(7,722,841)

The accompanying notes are an integral part of these financial statements.

4

ACP Strategic Opportunities Fund II, LLC

Statement of Cash Flows
Year ended December 31, 2014

Cash flows from operating activities:
Net decrease in members' capital resulting from operations	$(2,120,375)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash provided by operating activities:
Net realized gains from investments in underlying funds (See Note 2)	(9,970,696)
Net decrease in unrealized appreciation on investments in underlying funds	11,014,992
Purchases of investments in underlying funds	(8,950,000)
Proceeds from redemptions of investments in underlying funds	17,462,514
Net proceeds from sales of Short-term investments	1,046,187
(Increase)/decrease in operating assets:
Due from affiliates	5,566
Dividends	(3)
Other assets	27,291
Increase/(decrease) in operating liabilities:
Professional fees	65,922
Board of Directors' and officer's fees	24,000
Accounting and administration fees	4,035
Custody fees	1,266
Other accrued expenses	26,480

Net cash provided by operating activities	8,637,179

Cash flows from financing activities:
Capital contributions received (net of change in contributions received in advance)	3,593,000
Capital withdrawals paid (net of change in withdrawals payable)	(12,230,179)

Net cash used in financing activities	(8,637,179)

Net change in cash	—

Cash at beginning of year	—

Cash at end of year	$—

The accompanying notes are an integral part of these financial statements.

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ACP Strategic Opportunities Fund II, LLC

Financial Highlights

	For the Year Ended December 31,
	2014	2013	2012	2011	2010
NET ASSET VALUE, Beginning of Year	$16.45	$14.57	$14.27	$15.06	$14.71

INVESTMENT OPERATIONS
Net investment loss (a)	(0.43)	(0.31)	(0.23)	(0.25)	(0.31)
Net realized and unrealized gain (loss)
from investments in Underlying Funds	(0.43)	2.19	0.53	(0.54)	0.66
Total from investment operations	(0.86)	1.88	0.30	(0.79)	0.35

NET ASSET VALUE, Before Liquidating Withdrawals	15.59	16.45	14.57	14.27	15.06

Liquidating Withdrawals	(15.59)	—	—	—	—

NET ASSET VALUE, End of Year	$—	$16.45	$14.57	$14.27	$15.06

TOTAL RETURN (b)	(5.20)%	12.90%	2.10%	(5.25)%	2.38%

RATIOS / SUPPLEMENTAL DATA
Members' Capital at end of reporting period (000's omitted)	$—	$45,149	$73,746	$74,876	$59,109

Ratios to Average Net Assets:
Net investment loss	(2.61)%	(1.97)%	(1.61)%	(1.67)%	(2.04)%
Expenses	2.61%	1.97%	1.61%	1.67%	2.04%

PORTFOLIO TURNOVER RATE	26%	11%	36%	25%	16%

(a) Calculated using average shares outstanding during the year.
(b) Total return is calculated using the net asset value before liquidating withdrawals.

The accompanying notes are an integral part of these financial statements.

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ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements

1.	Organization and Investment Objective

The ACP Strategic Opportunities Fund II, LLC (the “Master Fund”) is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Its units of beneficial interest (“Units”) are not registered under the Securities Act of 1933, as amended. The Master Fund’s investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of non-registered investment funds (the “Underlying Funds”). The Investment Manager (as defined below) invests the Master Fund’s assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum, as well as short-term investments whose goal is to return nominal interest income while maintaining the full principal amount of the investment.

The Master Fund issues Units only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Master Fund. Units of the Master Fund have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

The Board of Directors of the Master Fund (the “Board of Directors”) has overall responsibility with respect to the business affairs of the Master Fund. The Board of Directors exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by the Board of Directors of a registered investment company organized as a corporation. The Board of Directors consists of the same persons as the Board of Trustees of the ACP Institutional Series Strategic Opportunities Fund (the “Feeder Fund”).

Barlow Partners, Inc. (“Barlow”) serves as the investment manager (“Investment Manager”) to the Master Fund. The Investment Manager is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). Ascendant Capital Partners, LP serves as sub-investment manager (“Sub-Investment Manager”) to the Master Fund. The Master Fund has entered into an investment management agreement with the Investment Manager and Sub-Investment Manager (“Investment Management Agreement”), under which the Investment Manager and Sub-Investment Manager are responsible for formulating a continuing investment program for the Master Fund. The Master Fund employs the Investment Manager to manage the investment and reinvestment of the assets of the Master Fund, and to continuously review, supervise and (where appropriate) administer the investment program of the Master Fund, to determine in its discretion (where appropriate) the investments to be purchased or sold. The Sub-Investment Manager in collaboration with the Investment Manager will be involved in all aspects of the Master Fund’s investment program including, without limitation, portfolio construction, manager selection, and manager due diligence.

7

ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements

1.	Organization and Investment Objective (continued)

Plan of Liquidation

At the December 19, 2014 Board of Directors meeting, the Board of Directors, including the independent Directors/Trustees, determined it was in the best interest of members and shareholders to require all outstanding units and shares to be redeemed by the Master Fund and the Feeder Fund, respectively, and for the Master Fund and the Feeder Fund to repurchase all such units and shares, respectively.  In accordance with the Master Fund’s confidential private placement memorandum, management decided to voluntarily liquidate the Master Fund as of December 31, 2014.

The required redemption and repurchase of all outstanding membership units was based on the net asset value before liquidating withdrawals on December 31, 2014.  Effective December 31, 2014, the Master Fund redeemed its investments in all Underlying Funds. All cash proceeds from the Underlying Funds will be used for the distribution to members of the Master Fund, in accordance with the number of units held by each member as of the date of distribution.  The Board of Directors has not made a final determination as to whether to cease all operations.

2. Significant Accounting Policies

Basis of Presentation

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies (“ASC 946”), the Master Fund has determined that it is an investment company and has applied the guidance in accordance with ASC 946.

Investment Valuation – Investments in Underlying Funds

The Master Fund values interests in the Underlying Funds at fair value, which ordinarily is the net asset value determined by their respective investment advisors, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds’ offering documents. The Master Fund values its investments in Underlying Funds in accordance with GAAP, which permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the net asset value. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds’ managers as required by the Underlying Funds’ offering documents. If the Investment Manager and Sub- Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of the Underlying Funds in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the Underlying Funds were sold. Investment advisors to the Underlying Funds only provide determinations of the net asset values of Underlying Funds on a monthly basis, in which event it will not be possible to determine the net asset value of the Master Fund more frequently. The interests in the Underlying Funds in which the Master Fund invests or plans to invest are generally illiquid. Level 2 investments are more liquid since the Investment Manager and Sub-Investment Manager has the ability to pay an early redemption fee or the Underlying Fund does not have a lock up period. Level 3 investments are illiquid due to a lock up period with no ability to pay an early redemption fee. The Master Fund held no such investments as of December 31, 2014.

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ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements

2. Significant Accounting Policies (continued)

The Master Fund also invests excess cash in the Federated Treasury Obligations Fund, an open-end money market fund that is carried at fair value. The fair value is based on the published net asset value of the fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open.

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Master Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP follows a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with ASC 820, the three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical investments.
•	Level 2 – Other significant observable inputs (including, but not limited to quoted prices for similar investments, interest rates, prepayment speeds, or credit risk, ability to redeem in the near term from the Underlying Funds).
•	Level 3 – Significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Master Fund will consider the liquidity provisions of the Underlying Fund’s when determining the appropriate level. Any portion of an investment that is subject to an early redemption fee will be considered as Level 2 as the early redemption fee is not materially prohibitive and the Master Fund still has the ability to redeem in the near term. Any portion of an investment subject to lock up provisions with no ability to pay an early redemption fee will be considered Level 3 as the Master Fund would not have the ability to redeem in the near term. Near team is considered to be a period of 90 days or less. If the lock up period for any portion of an investment expires within 90 days of year end, that portion of an investment will be considered as Level 2.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Master Fund’s investments carried at value:

Valuation Inputs	Investments
Level 1 – Quoted Prices	$2,047,136
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$2,047,136

For the year ended December 31, 2014, there were no transfers between Level 1 and 2.

It is the policy of the Master Fund that transfers of investments in and or out of Level 3 are measured using fair values determined as of the end of the lock up period.

Transfers of investments in and or out of Level 3 are generally the result of a change in the Master Fund’s ability to redeem its interest within the near term. There were no transfers in or out of Level 3 during the year ended December 31, 2014.

Net Asset Valuation

The Master Fund will calculate the net asset value per Unit in U.S. dollars as determined as of the close of business of the NYSE, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period (as defined in Note 3), unless the calculation of the net asset value has been suspended.

Investment Transactions and related Investment Income

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are recorded on an identified-cost basis and are based on the net asset value of the Underlying Funds on the redemption date and are subject to change until the final proceeds from the

9

ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements

2. Significant Accounting Policies (continued)

Investment Transactions and related Investment Income (continued)

Underlying Funds are received. Interest is recognized on the accrual basis. Dividends are recognized on the ex-dividend date.

Income Taxes

The Master Fund is treated as a partnership for Federal income tax purposes and therefore is not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Master Fund (each a “Member”, together the “Members”) will be treated as a partner of the Master Fund and, as such, will be taxed upon its distributive share of each item of the Master Fund’s income, gain, loss, deductions and credits for each taxable year of the Master Fund ending with or within each Member’s taxable year.

In accordance with GAAP, the Investment Manager is required to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement.  De-recognition of a tax benefit previously recognized could result in the Master Fund recording a tax liability that would reduce net assets.  This policy also provides guidance on thresholds, measurement, de-recognition, classification, interest and penalties and disclosure that is intended to provide better financial statement comparability among different entities.  Based on the Investment Manager’s evaluation, the Master Fund has determined the major tax jurisdictions where the Master Fund is organized and where the Master Fund makes investments; however no reserves for uncertain tax positions were required to have been recorded as a result of the evaluation for any of the Master Fund’s open tax years. However, the Investment Manager’s conclusions regarding this policy may be subject to adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.  No other income tax liability or expense has been recorded in the accompanying financial statements. The Master Fund recognizes, when applicable, interest accrued related to unrecognized tax benefits in interest expense and penalties in portfolio maintenance fees, if assessed.  No interest expense or penalties have been assessed or recognized for the year ended December 31, 2014.

The Master Fund files U.S. federal, Pennsylvania and New Jersey state returns.  No income tax returns are currently under examination.  The Master Fund’s U.S. federal and state tax returns remain open for examination for the years ended December 31, 2011 through December 31, 2014.

Cash

The Master Fund maintains a demand deposit account at UMB Bank, N.A. for the purpose of managing contribution and withdrawal cash flows and for paying expenses. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any such losses nor does it believe it is exposed to any significant credit risk. At December 31, 2014, the Master Fund did not hold any cash in this account.

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ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements

2. Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from these estimates.

3. Allocation of Members’ Capital Account

The Master Fund maintains a separate capital account for each Member that has an opening balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year, (3) the day preceding each day on which Units are purchased, (4) the day on which Units are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. As a result of the Plan of Liquidation described in Note 1, there were no outstanding Units as of December 31, 2014. At December 31, 2014, the Master Fund had accrued withdrawals payable of $36,206,577 representing its estimate of proceeds to be distributed to members of the Master Fund.

4. Management Fee, Related Party Transactions and Other

Pursuant to the Investment Management Agreement, the Investment Manager and Sub-Investment Manager will be entitled to receive an annual management fee (the “Management Fee”). The annual Management Fee is currently equal to 1.50% per annum of the Master Fund’s members’ capital as of the beginning of each month and is subject to a performance adjustment based on the Master Fund’s rolling twelve-month return. If a performance adjustment occurs, the Management Fee will be reduced to 1.00% per annum. For the year ended December 31, 2014, the Master Fund expensed Investment Manager fees totaling $522,511 as disclosed on the Statement of Operations, of which no amount was payable to the Investment Manager and Sub-Investment Manager at December 31, 2014. Each member of the Board, who is not an interested person of the Master Fund, as defined by the Investment Company Act, receives a $2,500 fee for each meeting attended in person and a $500 fee for each meeting attended by telephone. All directors are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. In addition, the Master Fund’s Chief Compliance Officer received $120,000 for services rendered during the year ended December 31, 2014, which is included as a component of Board of Directors’ and officer’s fees in the accompanying Statement of Operations, of which $22,500 was payable to the Chief Compliance Officer at December 31, 2014, which is included as a component of Board of Directors’ and officer’s fees in the accompanying Statement of Assets, Liabilities and Members’ Capital.

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ACP Strategic Opportunities Fund II, LLC

Notes to Financial Statements

5. Other Service Providers

Pinnacle Fund Administration LLC (“Pinnacle”) serves as administrator and accounting agent to the Master Fund. In this capacity, Pinnacle provides certain accounting, record keeping and investor related services. The Master Fund pays a fee based on the percentage of its net assets, subject to a monthly minimum amount. UMB Bank (“UMB”) serves as the Master Fund’s custodian for which UMB is paid a fee based on the market value of the Underlying Funds plus transaction charges.

6. Investment Transactions

Total purchases of Underlying Funds for the year ended December 31, 2014, amounted to $8,950,000. Total sales or redemptions of Underlying Funds for the year ended December 31, 2014, amounted to $51,697,535 of which $17,462,514 was received. As a result of the Plan of Liquidation described in Note 1, $34,376,316 has been recognized as a receivable representing estimated proceeds from the redemption in Underlying Funds. The amounts receivable from Underlying Funds are subject to adjustment until the Master Fund receives 100% of the cash amounts at the time any and all holdbacks are paid. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Underlying Funds when known. Book cost equals tax cost as of December 31, 2014 as there were no investments in any Underlying Fund as of December 31, 2014.

7. Risk Factors

An investment in the Master Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of unregistered investment companies. These investments will generally be restricted securities that are subject to holding periods and are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

8. Investments

The following is a summary of the investment objective and liquidity provision of the Short-Term Investment.

Federated Treasury Obligations Fund is a U.S. open-end money market fund. This short-term investment’s objective is to provide current income consistent with the stability of principal. It invests primarily in a portfolio of short-term U.S. Treasury securities which include repurchase agreements collateralized fully by U.S. Treasury securities and has daily liquidity.

9. Redemptions and Repurchase of Units and Distributions

With very limited exceptions, as outlined in the Master Fund’s Private Placement Memorandum, units are not transferable. No Member or other person holding a Unit will have the right to require the Master Fund to redeem that Unit or a portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of the repurchase of Units by the Master Fund.

The Board from time to time and in their sole discretion, caused the Master Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Units, the Board considered the recommendation of the Investment Manager. As described in Note 1, as a result of the Plan of Liquidation, the Master Fund has repurchased 100% of the Member units outstanding as of December 31, 2014 and recorded withdrawals payable of $36,206,577 which represents its estimate of proceeds to be distributed to members of the Master Fund.

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Notes to Financial Statements

10. Capital Stock Transactions

Transactions in Units are as follows:

	For the	For the
	Year ended	Year ended
	December 31, 2014	December 31, 2013

Number of Units issued	329,939	264,414
Number of Units redeemed	(3,075,328)	(2,579,310)
Net decrease in Units outstanding	(2,745,389)	(2,314,896)
Units outstanding, beginning	2,745,389	5,060,285
Units outstanding, end	—	2,745,389

11. Guarantees

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no material events, except as set forth below, which would require disclosure in the Master Fund’s financial statements.

For the period from January 1, 2015 through February 27, 2015, approximately $5,461,000 has been distributed to the members in the Master Fund and $27,026,000 has been distributed to the Feeder Fund.

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Board of Directors (unaudited)

The business of the Master Fund is managed under the direction of the Board of Directors. The identity of the members of the Master Fund's Board of Directors (each, a "Director") and brief biographical information for each Director for the past five (5) years is set forth below.

Independent Directors

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
John Connors Age: 72 506 Bay Drive, Vero Beach, FL 32963	Director	Term: Indefinite Length: 2002 - present	Portfolio Manager, Guyasuta Investment Advisors (2000-present)	ACP Funds Trust (1 series); ACP Strategic Opportunities Fund II, LLC.	None.
Robert Andres Age: 76 Andres Capital Management 11 Twin Creek Lane, Berwyn, PA 19312	Director	Term: Indefinite Length: 2004 - present	Merion Wealth Partners, LLC CIO & Strategist, (2010-2012); Senior Vice President, Chief Investment Strategist, Envestnet/PMC (2008-2010); President, Andres Capital Management (2007-2008);	ACP Funds Trust (1 series); ACP Strategic Opportunities Fund II, LLC.	None.
James Brinton(1) Age: 60 15 Garrett Ave Rosemont, PA 19010	Director	Term: Indefinite Length: 2007 - present	President, Robert J. McAllister Agency, Inc. (Independent Insurance Broker) (1979-present).	ACP Funds Trust (1 series); ACP Strategic Opportunities Fund II, LLC.	Quaker Investment Trust (8 series).

(1) James Brinton is President of the Robert J. McAllister Agency which receives compensation from the Master Fund for providing certain insurance brokerage services. The Independent Directors have determined that such compensation, which is less than $5,000 per year, does not disqualify Mr. Brinton as an Independent Director.

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ACP Strategic Opportunities Fund II, LLC

Board of Directors (unaudited)

Interested Director(s)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s)	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Mr. Gary E. Shugrue(2) Age: 60 c/o Barlow Partners, Inc., 800 Third Avenue, 3rd Floor, New York, NY 10022	Director and Sub-Investment Manager	Term: Indefinite Length: 2007- present (Director) 2001 – 2013 (Investment Manager) 2013 – present (Sub-Investment Manager)	President & Chief Investment Officer of Ascendant Capital Partners, LP (2001- present)	ACP Funds Trust (1 series); ACP Strategic Opportunities Fund II, LLC.	Quaker Investment Trust (8 series); Project H.O.M.E. (investment committee member)

(2) Mr. Shugrue is deemed to be an “interested person” due to his position with and ownership in the Sub-Investment Manager.

The Statement of Additional Information includes additional information about the Master Fund’s directors and is available, without charge, upon request, by calling collect 610-688-4180.

Audit Committee

The Audit Committee was formed in September 2007 and is composed of Messrs. Brinton, Connors and Andres. Although the Board has not designated an Audit Committee Financial Expert, each member of the Audit Committee has significant financial industry expertise. Messrs. Connors and Andres each have more than forty (40) years experience in the investment and securities industries. Mr. Brinton has served on other investment company boards and has worked in the insurance industry for more than twenty-five (25) years. All three members of the Audit Committee are disinterested persons as defined by the Investment Company Act. The Audit Committee does not believe that adding a specific Financial Expert would materially increase the Committee’s judgment or effectiveness.

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ACP Strategic Opportunities Fund II, LLC

Board of Directors (unaudited)

Nominating Committee

The Nominating Committee was formed in September 2007 and is composed of Messrs. Connors, Andres and Brinton. The principal responsibilities of the Nominating Committee are the consideration, recommendation and nomination of candidates to fill vacancies on the Board, if any. The Nominating Committee does not consider nominees recommended by Members. The Nominating Committee meets periodically, as necessary. Prior to the formation of the Nominating Committee in September 2007, the full Board acted as the Nominating Committee.

It is the Nominating Committee’s policy to identify potential nominees based on suggestions from Gary Shugrue, as Sub-Investment Manager of the Master Fund and other members of the Board and to evaluate such persons as a committee. In addition, from time to time, the Nominating Committee may determine that it requires a Director with a particular expertise or qualification and will actively recruit such a candidate.

The Nominating Committee reviews and evaluates each candidate’s background, experience and other qualifications as well as the overall composition of the Board, and recommends to the Board for its approval the slate of Directors to be nominated for election at any annual or special meeting of the Members at which Directors are to be elected.

The Nominating Committee considers all applicable legal and regulatory requirements that govern the composition of the Board.

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ACP Strategic Opportunities Fund II, LLC

Fund Management (unaudited)

Set forth below is the name, age, position with the Master Fund, term of office and length of time served, and the principal occupation for the last five (5) years of each of the persons currently serving as Executive Officers of the Master Fund. Unless otherwise noted, the business address of each officer is c/o Barlow Partners, Inc., 880 Third Avenue, 3rd Floor, New York, NY 10022.

Name & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gary E. Shugrue Age: 60	Director and Sub-Investment Manager	Term: Indefinite Length: 2007-present (Director) 2001-2013 (Investment Manager) 2013-present (Sub-Investment Manager)	President & Chief Investment Officer of Ascendant Capital Partners, LP. ( 2001- present);
Stephanie Strid Davis Age: 44	Director of Fund Administration and Chief Compliance Officer	Term: Indefinite Length: 2001 – present (Director Fund Administration) 2008-present (Chief Compliance Officer)	Director, Client Service and Fund Operations of Ascendant Capital Partners, LP; (2001-present); Chief Compliance Officer (2008 – present).

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ACP Strategic Opportunities Fund II, LLC

Other Information (unaudited)

Disclosure of Investment Management Agreement

At the joint Special Board meeting of the Directors of ACP Strategic Opportunities Fund II, LLC (the “Master Fund”) and of the Trustees of ACP Funds Trust (the “Trust,” and together with the Master Fund, the “Funds”) held on January 22, 2014, the Board, including a majority of the independent Directors/Trustees, had reviewed the requirements in the 1940 Act for approval of investment management agreements as outlined in the memorandum from the Company’s legal counsel and had reviewed the qualifications of Barlow Partners Inc. (“Barlow” or the “Advisor”) and Ascendant Capital Management LLC (“Ascendant” or the “Sub-Advisor”), together with such other information and factors the Board deemed relevant.

The Board reviewed the terms of the proposed investment management agreements among the Master Fund, Barlow and Ascendant and among the Trust, Barlow and Ascendant (each, an “Agreement,” and together the “Agreements”) and the investment operations of both Barlow and Ascendant. The Board noted, that although Barlow does not currently advise a 1940 Act registered fund, Barlow does have significant experience in managing long/short equity hedge funds. The Board noted that under the new Agreements, Ascendant would continue to serve as the Funds’ sub-adviser.

The Board assessed the anticipated impact on shareholders including (1) increasing the Funds’ branding and distribution efforts through the Barlow suite of products, which currently offers hedge fund of funds products to high net worth investors and institutions, (2) potentially increasing the Funds’ assets under management through these increased distribution efforts and thereby reducing the Funds’ annual operating expense ratio, as certain fixed costs would be allocated over a larger asset base, (3) producing various operational efficiencies that would result from a collaborating on certain investment activities with Barlow, and (4) giving the Funds access to Barlow’s significant hedge fund expertise.

The Board evaluated a number of factors and considerations listed below that it believed, in light of its own business judgment, to be relevant to its determination.

1.	The Board considered the reputation, financial strength and resources of Barlow, an investment management firm specializing in equity long-short strategies since 1994, and Ascendant, the strength of Barlow’s and Ascendant’s resources and investment capabilities as well as the services to be provided to the Funds by Barlow and Ascendant.

2.	The Board noted that Ascendant will give the Funds’ access, at least comparable to the Funds’ current access under the current investment management agreement, to the same portfolio manager currently responsible for managing the Funds, who has specialized hedge fund expertise in performing research and due diligence on hedge fund advisers, the ability to monitor the performance of hedge fund advisers and identify new investment opportunities, and in portfolio management of hedge fund assets.

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ACP Strategic Opportunities Fund II, LLC

Other Information (unaudited)

3.	The Board noted that the management fee payable by the Master Fund pursuant to its new Agreement will be the same as the management fee currently in effect for the Master Fund pursuant to its current investment management agreement. The Board likewise noted that there would be no management fee payable by the Trust pursuant to its new Agreement, which is the same arrangement currently in effect for the Master Fund pursuant to its current investment management agreement. The Board also considered that Barlow and Ascendant each would be allocated a portion of the management fee paid by the Master Fund for its services as Advisor and Sub-Advisor, respectively. The Board also noted that all administrative services would remain the same as were then currently in place.

The Board noted the undertaking by Barlow to assume all of the costs and expenses of preparing, printing, and mailing to shareholders a proxy statement and related solicitation expenses, and certain other expenses directly attributable to the new proposed investment management agreements.

The Board also considered the Gartenburg factors as interpreted by the Supreme Court in Jones v. Harris in their consideration of the continuation of the Investment Management Agreements at this Board meeting: (i) the nature, scope and quality of services that Barlow and Ascendant are expected to provide to the Funds (ii) the Funds’ performance and the performance of other accounts managed by Barlow, (iii) the Master Fund’s management fee and the portion of the fee to be paid to each of Barlow and Ascendant, and the costs of services provided and the profits expected to be realized by Barlow and Ascendant, (iv) the extent to which economies of scale may be realized as the Funds grow and the extent to which fee levels reflect such economies of scale, and (v) ancillary benefits and other factors. The Board evaluated the new Investment Management Agreement in light of the information they had requested and received from Barlow and Ascendant in connection with the meeting. The Board members reviewed this information with members of Barlow and Ascendant and legal counsel to the Fund and Ascendant. The Board considered whether the new Agreements would be in the best interests of each Fund’s Shareholders. The Board also considered the following factors, among others, although they did not identify any that was all important or controlling of its discussions, and each Director/Trustee attributed different weights to the various factors.

Nature, Extent and Quality of Services. The Boards reviewed and considered the nature and extent of the investment advisory services to be provided by Barlow and Ascendant under the new Agreements, including portfolio management and investment research. The Boards noted that there was no expected diminution in the nature, quality and extent of advisory services provided to the Funds. The Boards considered the qualifications of Barlow’s Investment Committee, and determined after review of their background and experience that they would be a benefit to the Fund. The Boards received information about Barlow’s and Ascendant’s significant experience with respect to alternative investment strategies and due diligence of hedge fund investments, and the substantial resources, including personnel, that each could provide with respect to the Funds. The Boards noted the Funds’ current portfolio manager, Gary Shugrue, will continue to manage the Funds pursuant to the new Agreements, and that Mr. Shugrue will become a member of Barlow’s Investment Committee. In addition, the Board members considered the relative responsibilities of Barlow and Ascendant with respect to management of the Funds and determined that the relative services to be provided by the Barlow and Ascendant would be in the Funds’ best interests.

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ACP Strategic Opportunities Fund II, LLC

Other Information (unaudited)

Performance, Fees and Expenses of the Fund; Profitability. The Boards considered the capabilities of Barlow with respect to managing similar accounts, and considered comparative fund performance and management fee information. The Boards noted that the Funds’ performance was within the range of performances of comparative funds, which the Board found satisfactory. The Board also considered that management fees charged to the Master Fund would be the same under the new Agreement as under its current investment management agreement. The Board members also noted that Ascendant’s fees will be paid pursuant to an allocation of the management fee between Barlow and Ascendant, so that no additional expenses would be borne by the Master Fund (and indirectly by the Trust) for the engagement of Ascendant as the sub-advisor. The Boards further considered the management fee allocation between Barlow and Ascendant, based on the relative services provided. The Board members considered management fees charged by Barlow to certain comparable institutional and other accounts managed by Barlow, as well as other comparative funds, noting that the Fund’s management fee was within the range of management fees charged by Barlow although with any incentive allocation such fee would be higher than the management fee for the other accounts managed by Barlow. The Board noted that the Master Fund’s management fee is within the range of management fees charged to comparative funds, which the Board found satisfactory. The Boards also considered the compensation to be paid to Barlow and Ascendant for services as adviser and sub-advisor, in light of the costs incurred and the services provided by each. The Board members considered the relative profitability expected for Barlow and Ascendant with respect to the services they each provide to the Funds at various asset levels.

Economies of Scale. The Boards considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds’ assets grow, and whether the management fee reflects these economies of scale for the benefit of the Funds’ shareholders. After discussions with the Board members concerning Barlow’s and Ascendant’s expected profitability and growth in Fund assets, the Board noted that it would address the issue of economies of scale if Fund assets grow.

Other Benefits of the Relationship. The Boards considered other benefits to Barlow and Ascendant that may be derived from their relationship with the Funds. The Boards noted that Barlow may realize potential benefits to the relationships between its clients who seek alternative investment opportunities through Barlow’s suite of products in which the Funds would now be included.

General Conclusion. After considering and weighing all of the above factors, the Boards, including the independent Board members, unanimously concluded that it would be in the best interests of each Fund and its Shareholders to approve the new Agreements. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above.

The independent Board members then met in Executive Session to discuss the approval of the new Agreements. Upon motion duly made and seconded, it was unanimous that the Board approves the proposed in substantially in the form presented at this meeting.

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ACP Strategic Opportunities Fund II, LLC

Other Information (unaudited)

Shareholder Meeting. At this Board meeting, the Boards directed that a meeting of the Shareholders be called to consider approval of a proposal to approve the new Agreements.

Special Meetings of Shareholders (the “Meetings”) of both the Master Fund and the Trust, were held at the offices of Ascendant at 8:30 a.m. on March 21, 2014.  At each Meeting, based on the number of shares outstanding on the record date, a quorum was present (either in-person or proxy) for the transaction of business.  More than 50% of the outstanding shares of the Master Fund voted in favor of the Investment Management Agreement between Master Fund and Barlow Partners, Inc.  In addition, more than 50% of the outstanding shares of the Trust voted in favor of the Investment Management Agreement among the Trust, Ascendant and Barlow Partners, Inc.  Therefore, each investment management agreement was approved by shareholders.  The table below lists the details of the shareholder votes. No other matters came before either Meeting.

ACP STRATEGIC OPPORTUNITIES FUND II

Special Meeting of Shareholders

Held on March 21, 2014

That there was a quorum present for the transaction of business, and the proxies were voted in favor of the following resolutions:

	Shares outstanding as of Record Date	Shares Represented at Meeting by Proxy	For the Resolution	Against the Resolution	Abstain
RESOLVED, the new Investment Management Agreement between the Company, Ascendant Capital Partners and Barlow Partners, Inc. be and it is hereby, approved.	8,386,929	83.37% of shares	100%	0%	0%

and that said Proposals were duly adopted with respect to the Company on March 21, 2014.

Disclosure Regarding Mandatory Fund Redemptions

At the December 19, 2014 joint Board Meeting the Board of Directors of the Master Fund and the Board of Trustees of the Trust, the Boards considered requiring all members in the Master Fund to sell all of their Units to the Master Fund and requiring all Shareholders in the Trust to sell all their Shares to the Trust, and for Master Fund and the Trust to repurchase all such Units and Shares, respectively.

The Boards discussed the proposed mandatory redemptions with management from Barlow and Ascendant. Each Board, including the Independent Directors/Trustees, were provided details about the terms of, and rationale for, the proposed mandatory redemptions, as well as the likely aftereffect of implementing such proposal. The Boards were also provided with information regarding the viability of alternatives to the proposed actions, including inaction or reorganization of Master Fund and the Trust into another fund(s). Management informed the Boards that, in light of recent unexpected tenders, the asset levels of the Funds reached levels where fund expenses would likely increase, and increase the burden on existing members and shareholders. Management informed the Board that, despite their efforts in searching for viable alternatives, none were found. Management did not recommend liquidation of the Funds at this time because Management felt there was a small chance that the Fund’s mutual fund structure could be utilized albeit with different investment objectives, strategies, etc. Management informed the Board that it did not foresee the Funds raising sufficient assets in the near future to offset anticipated increased fund expenses and reduced economies of scale.

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ACP Strategic Opportunities Fund II, LLC

Other Information (unaudited)

In light of the information provided, the Board, including the independent Directors/Trustees, determined it was in the best interest of members and shareholders to require all outstanding Units and Shares to be redeemed by the Master Fund and Trust, respectively (and for the Master Fund and Trust to repurchase all such Units and Shares, respectively).

Proxy Voting Information

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast during the most recent 12-month period ended June 30th is available on the SEC’s website at www.sec.gov and may be obtained at no additional charge by calling collect 610-688-4180 or writing to ACP Strategic Opportunities Fund II, LLC, c/o Barlow Partners, Inc., 880 Third Avenue, 3rd Floor, New York, NY 10022.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Master Fund’s Form N-Q is also available from the Master Fund, without charge and upon request, by calling collect 610-688-4180 or writing to ACP Strategic Opportunities Fund II, LLC, c/o Barlow Partners, Inc., 880 Third Avenue, 3rd Floor, New York, NY 10022.

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Item 2. Code of Ethics.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics (“Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(d) The registrant, during the period covered by the report, has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

(e) Not applicable.

(f)(3) The registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request should be made by calling the registrant collect at 610-688-4180 or writing to ACP Strategic Opportunities Fund II, LLC, 880 Third Avenue, 3rd Floor, New York, NY 10022.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Board of Directors (the "Board") of the registrant has determined that the Board's audit committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert,” the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the audit committees met some of the qualifications. The Board also determined that while the audit committee members have general financial expertise, given the size and activities of the registrant and in light of the nature of the accounting and valuation issues presented over the past several years, it did not appear that the audit committee members lacked any necessary skill to serve on the audit committee.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $44,000 for 2013 and $45,320 for 2014.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2014.

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ACP Strategic Opportunities Fund II, LLC

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2013 and $0 for 2014.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2014.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee pre-approves all audit and permitted non-audit services the independent auditor provides to the registrant, and all services that the independent auditor provides to the registrant’s investment adviser(s) and advisory affiliates (whether or not directly related to the registrant’s operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval. A non-audit service is de minimis if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the registrant, its investment adviser, and advisory affiliates that provide ongoing services to the registrant for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the registrant did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the registrant and the registrant approves them before the audit is complete.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) Not applicable
(c) Not applicable
(d) Not applicable.
(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2013 and $0 for 2014.

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ACP Strategic Opportunities Fund II, LLC

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

As of December 31, 2014, the portfolio holdings of the registrant were as follows:

Money Market	$2,047,136
Other Assets and Liabilities	$2,047,136

As of December 31, 2014, all assets were in Money Market investments and should be considered liquid investments.

The registrant is available only to investors who are “accredited investors” under Regulation D promulgated by the SEC under the Securities Act of 1933, as amended.  Each investor must also have a net worth of $1.5 million or more, subject to certain exceptions.  Each investor must have such knowledge and experience in financial and business matters that such investor is capable of evaluating the merits and risks of this investment and must be able to bear the economic risks of this investment. Special situations affecting the calculation of net asset value may arise from time to time.  Generally, the registrant, the investment adviser and the administrator will not be able to examine or verify the valuations provided by the Underlying Funds.  Absent bad faith or manifest error, the determination of net asset value of the registrant is conclusive and binding on all investors.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policy and Procedures are set forth below:

ASCENDANT CAPITAL PARTNERS, LP

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

ACP FUNDS TRUST

Proxy Voting Policy and Procedures

Ascendant Capital Partners, LP (Ascendant or ACP), acts as a fiduciary in relation to clients and the assets entrusted by them to its management. Where the assets placed in ACP's care include voting securities, and except where the client has expressly reserved to itself the duty to vote proxies, it is ACP's duty as a fiduciary to vote all proxies relating to such voting securities.

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ACP Strategic Opportunities Fund II, LLC

Duties with Respect to Proxies:

Ascendant has an obligation to vote all proxies appurtenant to voting securities owned by its client accounts in the best interests of those clients. In voting these proxies, Ascendant may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Ascendant will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by it. Ascendant shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Because Ascendant primarily invests client assets in funds exempt from registration and regulation under the federal securities laws, and since the interest it acquires in such funds typically is a non-voting limited partner or member interest (except under specified, often unusual circumstances), Ascendant does not expect there to be many (if any) meetings convened at which it is expected to vote shares or other interests held (or controlled) by it for the benefit of its clients.

Nonetheless, where client holdings are voting securities and a meeting of security holders is convened, Ascendant will take the following steps to carry out its fiduciary duties as to the client and its assets:

Ascendant will track shareholder meetings convened by companies whose voting securities are held in its client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Ascendant will rely principally upon research received from, or otherwise delegate all or certain aspects of the proxy voting process to, Institutional Shareholder Services and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.

To the extent that it relies upon or delegates duties to PVS, Ascendant will periodically review the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. As appropriate, Ascendant will periodically satisfy itself that PVS operates a system reasonably designed to identify all such meetings and to provide ACP with timely notice of the date, time and place of such meetings.

Ascendant will further review the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and will satisfy itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Ascendant's client accounts, Ascendant has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with its preferences. PVS will vote any such shares subject to that direction in strict accordance with all such instructions.

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ACP Strategic Opportunities Fund II, LLC

Conflicts of Interest:

Ascendant's stock is not publicly traded, and it is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no ACP affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts. Therefore, it believes that any particular proxy issues involving companies that engage Ascendant, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients.

Nevertheless, in order to avoid even the appearance of a conflict of interest, the officers of Ascendant will determine, by surveying the Firm's employees or otherwise, whether Ascendant, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the firm will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence its decision to provide direction to PVS on a given vote or issue. Further to that end, ACP will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Ascendant client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review. Ascendant will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Ascendant voted proxies, please contact:

Gary E. Shugrue

c/o Barlow Partners Inc.

880 Third Avenue, 3rd Floor

New York, NY 10022

610-688-4180

Recordkeeping:

ACP shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Ascendant that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Renewed: This 19th day of December, 2014

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

As of the date of this report, Gary E. Shugrue is the Founder, President and Chief Investment Officer of Ascendant Capital Partners, LP (“ACP”), the sub-investment manager to the registrant. Mr. Shugrue serves as portfolio manager to the registrant as well as the ACP Funds Trust, A funds series of the registrant. He started ACP in August 2001 as a subsidiary of Turner Investment Partners, a $13 billion asset management firm. He brings nineteen years of hedge fund experience and over thirty two years overall investment experience to the firm. From 1988 to 2000 he served as the co-founder and partner of Argos Advisors LLC, an equity hedge fund firm. From 1981 to 1988 he was a Vice President in Institutional Equity Sales with Kidder Peabody, Prudential Securities and Merrill Lynch servicing large institutional clients in the Mid-Atlantic area. From 1977 to 1979 he was an Account Executive with Merrill Lynch. He earned his MBA in Finance from the University of Pennsylvania’s Wharton School in 1981 and his BS in Accounting from Villanova University in 1976.

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ACP Strategic Opportunities Fund II, LLC

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Mr. Shugrue is also the portfolio manager for ACP Funds Trust. The portfolios of ACP Funds Trust- ACP Institutional Series Strategic Opportunities Fund - invest exclusively in the registrant.

Although ACP does not receive an advisory fee based on account performance, ACP’s management fee changes depending on performance of the portfolio (i.e. ACP earns a greater percentage of assets as a management fee as annual performance of the registrant exceeds 6%.)

Name of Portfolio Manager or Team Member	Type of Other Accounts	Total No. of Other Accounts Managed	Total Assets 12/31/14	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Gary E. Shugrue	Registered Investment Companies:	1	$2 million	0	$0
	Other Pooled Investment Vehicles:	0	0	0	$0
	Other Accounts:	0	$0	0	$0

Potential Conflicts of Interests

A potential conflict of interest may arise in that Mr. Shugrue directs the ACP Funds Trust portfolios to invest in the registrant, for which he receives compensation.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

As of December 31, 2014, compensation received by the registrant’s Portfolio Manager is a fixed base salary, with a possible year-end bonus based on the financial performance of the sub-investment adviser. However, Mr. Shugrue, the Portfolio Manager, benefits not because of his bonus but because he is the controlling equity holder in the firm. As such, the value of his equity and his distributions increase if the registrant’s assets increase and the fund performs well, as described above. Other than as described above, the Portfolio Manager does not receive any compensation from the registrant, the registrant’s investment adviser or any other source with respect to management of the registrant and any other accounts included in the response to paragraph (a)(2)(ii) of this Item 8. As assets under management grow, it is the intention of Ascendant Capital Partners, LP to retain and attract talented employees through attractive compensation and growth opportunities.

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ACP Strategic Opportunities Fund II, LLC

(a)(4) Disclosure of Securities Ownership

The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2014.
Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned

Gary E. Shugrue	$10,001 - $50,000

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	ACP Strategic Opportunities Fund II, LLC

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and
Chief Financial Officer
(principal executive officer and principal financial officer)

Date	March 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and
Chief Financial Officer
(principal executive officer and principal financial officer)

Date	March 3, 2015

* Print the name and title of each signing officer under his or her signature.

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